ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2020
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

8) ASSET RETIREMENT OBLIGATION

($ thousands)	December 31, 2020	December 31, 2019
Balance, beginning of year	$138,049	$126,112
Change in estimates	1,331	23,362
Property acquisition and development activity	2,246	2,068
Divestments	(1,030)	(2,760)
Settlements	(17,709)	(16,715)
Accretion expense	7,321	5,982
Balance, end of year	$130,208	$138,049

Enerplus has estimated the present value of its asset retirement obligation to be $130.2 million at December 31, 2020 based on a total undiscounted, uninflated liability of $348.4 million (December 31, 2019 – $138.0 million and $344.7 million, respectively). The asset retirement obligation was calculated using a weighted average credit-adjusted risk-free rate of 5.35% and inflation rate of 0.9% (December 31, 2019 – 5.50% and 1.8%, respectively). The majority of Enerplus’ asset retirement obligation expenditures are expected to be incurred between 2024 and 2046.